Consolidated balance sheets - CHF (SFr) SFr in Millions		Jun. 30, 2019		Mar. 31, 2019		Dec. 31, 2018
Assets
Cash and due from banks		SFr 92,489	[1]	SFr 94,762		SFr 100,047	[1]
of which reported at fair value		172		71		115
Interest-bearing deposits with banks		909		963		1,142
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		113,466		116,151		117,095
of which reported at fair value		82,286		81,730		81,818
Securities received as collateral, at fair value		45,378		49,472		41,696
of which encumbered		27,300		30,454		25,711
Trading assets, at fair value		145,613		144,922		133,635
of which encumbered		38,536		40,212		32,452
Investment securities		1,398		1,716		1,479
of which reported at fair value		1,398		1,716		1,479
Other investments		4,986		4,839		4,890
of which reported at fair value		2,574		2,364		2,434
Net loans		293,797		292,970		287,581
of which reported at fair value		12,837		15,305		14,873
of which encumbered		245		252		230
Allowance for loan losses		(882)		(966)		(902)
Goodwill		4,731		4,807		4,766
Other intangible assets		216		224		219
of which reported at fair value		162		168		163
Brokerage receivables		41,654		42,309		38,907
Other assets		39,579		40,501		37,459
of which reported at fair value		8,195		9,001		7,263
of which encumbered		280		276		279
Total assets		784,216		793,636		768,916
Liabilities and equity
Due to banks		18,498		18,780		15,220
of which reported at fair value		281		248		406
Customer deposits		364,302		367,147		363,925
of which reported at fair value		2,977		3,003		3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		19,582		20,617		24,623
of which reported at fair value		9,195		9,745		14,828
Obligation to return securities received as collateral, at fair value		45,378		49,472		41,696
Trading liabilities, at fair value		43,356		39,536		42,169
Short-term borrowings		26,139		26,557		21,926
of which reported at fair value		10,237		9,514		8,068
Long-term debt		157,955		160,261		154,308
of which reported at fair value		71,648		69,411		63,935
Brokerage payables		35,120		37,942		30,923
Other liabilities		29,958		29,393		30,107
of which reported at fair value		7,613		7,690		9,001
Total liabilities		740,288		749,705		724,897
Common shares		102		102		102
Additional paid-in capital		34,219		35,212		34,889
Retained earnings		28,901		27,964		26,973
Treasury shares, at cost		(603)		(580)		(61)
Accumulated other comprehensive income/(loss)		(18,946)		(18,873)		(17,981)
Total shareholders' equity		43,673		43,825		43,922
Noncontrolling interests		255		106		97
Total equity		43,928		43,931		44,019
Total liabilities and equity		SFr 784,216		SFr 793,636		SFr 768,916
Additional share information
Par value (in CHF per share)		SFr 0.04		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[2]	3,209,011,720		3,271,129,950		3,271,129,950
Issued shares (in shares)		2,556,011,720		2,556,011,720		2,556,011,720
Treasury shares (in shares)		48,237,130		48,217,358		5,427,691
Common shares outstanding (in shares)		2,507,774,590	[3]	2,507,794,362	[3]	2,550,584,029
Consolidated VIEs
Assets
Cash and due from banks		SFr 274		SFr 173		SFr 173
Trading assets, at fair value		3,010		3,143		3,048
Other investments		1,671		1,525		1,505
Net loans		323		396		387
Other assets		1,951		2,047		2,049
Liabilities and equity
Trading liabilities, at fair value		6		4		3
Short-term borrowings		4,828		5,138		5,465
Long-term debt		2,071		2,116		1,764
Other liabilities		314		SFr 298		277
Bank
Assets
Cash and due from banks	[4]	91,774				99,314
of which reported at fair value		172				115
Interest-bearing deposits with banks		841				1,074
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		113,466				117,095
of which reported at fair value		82,286				81,818
Securities received as collateral, at fair value		45,378				41,696
of which encumbered		27,300				25,711
Trading assets, at fair value		145,758				133,859
of which encumbered		38,536				32,452
Investment securities		1,396				1,477
of which reported at fair value		1,396				1,477
Other investments		4,946				4,824
of which reported at fair value		2,572				2,430
Net loans		300,281				292,875
of which reported at fair value		12,837				14,873
of which encumbered		245				230
Allowance for loan losses		(881)				(901)
Goodwill		4,025				4,056
Other intangible assets		216				219
of which reported at fair value		162				163
Brokerage receivables		41,654				38,907
Other assets		37,093				36,673
of which reported at fair value		8,195				7,263
of which encumbered		280				279
Total assets		786,828				772,069
Liabilities and equity
Due to banks		18,492				15,220
of which reported at fair value		281				406
Customer deposits		365,556				365,263
of which reported at fair value		2,977				3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		19,691				24,623
of which reported at fair value		9,304				14,828
Obligation to return securities received as collateral, at fair value		45,378				41,696
Trading liabilities, at fair value		43,370				42,171
Short-term borrowings		26,628				22,419
of which reported at fair value		10,237				8,068
Long-term debt		157,018				153,433
of which reported at fair value		70,703				63,027
Brokerage payables		35,120				30,923
Other liabilities		29,401				30,327
of which reported at fair value		7,597				8,983
Total liabilities		740,654				726,075
Common shares		4,400				4,400
Additional paid-in capital		45,356				45,557
Retained earnings		11,964				10,179
Accumulated other comprehensive income/(loss)		(16,398)				(14,840)
Total shareholders' equity		45,322				45,296
Noncontrolling interests		852				698
Total equity		46,174				45,994
Total liabilities and equity		SFr 786,828				SFr 772,069
Additional share information
Par value (in CHF per share)	[5]	SFr 1.00				SFr 1.00
Issued shares (in shares)	[5]	4,399,680,200				4,399,680,200
Common shares outstanding (in shares)	[5]	4,399,680,200				4,399,680,200
Bank | Consolidated VIEs
Assets
Cash and due from banks		SFr 274				SFr 173
Trading assets, at fair value		3,010				3,048
Other investments		1,671				1,505
Net loans		323				387
Other assets		1,930				2,027
Liabilities and equity
Trading liabilities, at fair value		6				3
Short-term borrowings		4,828				5,465
Long-term debt		2,071				1,764
Other liabilities		SFr 313				SFr 277

[1]	Includes restricted cash.
[2]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,193,477 of these shares were reserved for capital instruments.
[4]	Includes restricted cash.
[5]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of June 30, 2019. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.